CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member] Series D Preferred Stock [Member] Settlement of Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Settlement of Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Common Stock [Member] Series D Preferred Stock [Member] Settlement of Preferred Stock [Member]	Common Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member] Settlement of Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member] Settlement of Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] Settlement of Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscription [Member] Series D Preferred Stock [Member] Settlement of Preferred Stock [Member]	Common Stock Subscription [Member] Series D Preferred Stock [Member]	Common Stock Subscription [Member] Series C Preferred Stock [Member] Settlement of Preferred Stock [Member]	Common Stock Subscription [Member] Series C Preferred Stock [Member]	Common Stock Subscription [Member]	Retained Earnings [Member] Series D Preferred Stock [Member] Settlement of Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series C Preferred Stock [Member] Settlement of Preferred Stock [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]	Retained Earnings [Member]	Series D Preferred Stock [Member] Settlement of Preferred Stock [Member]	Series D Preferred Stock [Member]	Series C Preferred Stock [Member] Settlement of Preferred Stock [Member]	Series C Preferred Stock [Member]	Total
Balance, Value at Dec. 31, 2015									$ 16,826					$ 29,314,399										$ 32,241,856					$ (2,910,631)
Balance, shares (in Shares) at Dec. 31, 2015									16,825,703
Sale of common stock									$ 3,798					5,222,570															$ 5,226,368
Sale of common stock (in Shares)									3,798,417																				3,798,417
Common stock issued for services									$ 1,335					2,469,715															$ 2,471,050
Common stock issued for services (in Shares)									1,335,000
Common stock issued upon conversion of preferred stock and accrued dividends							$ 58	$ 267				$ 90,365	$ 400,733														$ 90,423	$ 401,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)							58,185	267,334
Reclassify initial fair value of derivative and warrant liability of Series D preferred stock and warrants at issuance																													0
Reclassify fair value of derivative liability to equity upon conversion of Series C Preferred Stock to common shares														103,096															103,096
Stock based compensation									$ 304					3,528,396															3,528,700
Stock based compensation (in Shares)									303,545
Preferred Stock dividend														(110,023)															(110,023)
Net loss																								(11,587,187)					(11,587,187)
Balance, Value at Dec. 31, 2016									$ 22,588					41,019,251										(43,829,043)					$ (2,787,204)
Balance, shares (in Shares) at Dec. 31, 2016									22,588,184																				22,588,184
Sale of common stock									$ 4,131					6,007,098															$ 6,011,229
Sale of common stock (in Shares)									4,131,536																				4,131,536
Sale of preferred stock		$ 1									$ 1,929,959															$ 1,929,960
Sale of preferred stock (in Shares)		1,334
Common stock issued for services									$ 2,272					3,384,345															$ 3,386,617
Common stock issued for services (in Shares)									2,271,788
Common stock issued upon conversion of preferred stock and accrued dividends							$ 24	$ 57				31,844	84,943														31,868	85,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)							24,021	56,669
Common stock received and canceled in connection with short term swing profit reimbursement									$ (11)					11
Common stock received and canceled in connection with short term swing profit reimbursement (in Shares)									10,744																				10,744
Common stock subscription received																			$ 29,985										$ 29,985
Reclassify initial fair value of derivative and warrant liability of Series D preferred stock and warrants at issuance														1,049,216															(1,049,216)
Reclassify fair value of derivative liability to equity upon conversion of Series C Preferred Stock to common shares														20,757															20,757
Fair value of warrant issued to acquire research and development														543,927															543,927
Stock based compensation									$ 260					1,362,593															1,362,853
Stock based compensation (in Shares)									259,750
Preferred Stock dividend														(119,877)															(119,877)
Net loss																								(12,695,743)					(12,695,743)
Balance, Value at Dec. 31, 2017		$ 1							$ 29,321					53,215,635					29,985					(56,524,786)					$ (3,249,844)
Balance, shares (in Shares) at Dec. 31, 2017		1,334		0					29,321,204																				29,321,204
Sale of common stock		$ 0		$ 0					$ 200					299,785					29,985					0					$ 270,000
Sale of common stock (in Shares)		0		0					200,000
Sale of preferred stock		$ 0		$ 1					$ 0					1,492,968					0					0					1,492,969
Sale of preferred stock (in Shares)		0		1,000					0
Common stock issued for services		$ 0		$ 0					$ 100					141,900					0					0					142,000
Common stock issued for services (in Shares)		0		0					100,000
Common stock issued upon conversion of preferred stock and accrued dividends	$ 0	$ 0	$ 0	$ 0	$ 210	$ 647	$ 7	$ 13		$ 261,825	$ (647)	$ 8,269	$ 19,987		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0		$ 262,035		$ 8,276	$ 20,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)	0	(647)	0	0	209,574	647,000	6,595	13,334
Common stock subscription received		$ 0		$ 0					$ 0					0					115,470					0					115,470
Reclassify initial fair value of derivative and warrant liability of Series D preferred stock and warrants at issuance																													0
Fair value of warrant issued to acquire research and development		0		0					0					0					0					3,044,162					3,044,162
Stock based compensation		0		0					0					246,710					0					0					246,710
Preferred Stock dividend		0		0					0					(305,046)					0					0					(305,046)
Net loss		0		0					0					0					0					(2,637,034)					(2,637,034)
Balance, Value at Mar. 31, 2018		$ 1		$ 1					$ 30,498					$ 55,381,386					$ 115,470					$ (56,117,658)					$ (590,302)
Balance, shares (in Shares) at Mar. 31, 2018		687		1,000					30,497,707																				30,497,707